CVC - DEBT - Summary of Debt Maturities (Details) - USD ($) $ in Thousands	Mar. 31, 2018	Dec. 31, 2017	Jun. 20, 2016
Summary of Debt Maturities [Abstract]
2017		$ 1,635,612
2018	$ 612,150	583,914
2019	1,610,232	1,615,615
2020	3,769,132	4,183,992
2021	708,536	693,434
Thereafter	$ 16,228,903	$ 13,796,783
Cablevision Systems Corporation And Subsidiaries
Summary of Debt Maturities [Abstract]
2017			$ 9,884,024
2018			1,200,256
2019			526,340
2020			557,348
2021			2,103,441
Thereafter			$ 1,719,180